Share-based Compensation Expenses (Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected forfeiture rate (post-vesting) (as a percent)	2.68%	4.21%	3.33%
Fair value of the common share on the date of option grant	¥ 18.6	¥ 27.27	¥ 20.66
Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected forfeiture rate (post-vesting) (as a percent)	2.97%	5.26%	6.98%
Fair value of the common share on the date of option grant	¥ 20.60	¥ 34.07	¥ 43.31
2008 Plan [Member] | Stock options [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected dividend yield	0.00%	0.00%	0.00%
Time to maturity (in years)	10 years	10 years
2008 Plan [Member] | Stock options [Member] | Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	55.86%	50.90%	50.00%
Risk-free interest rate (per annum) (as a percent)	1.85%	2.09%	1.99%
Exercise multiple	2.2	2.2	2.2
Time to maturity (in years)			6 years
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%	0.00%
2008 Plan [Member] | Stock options [Member] | Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	57.49%	51.70%	51.10%
Risk-free interest rate (per annum) (as a percent)	2.40%	2.24%	2.60%
Exercise multiple	2.8	2.8	2.8
Time to maturity (in years)			10 years
Expected forfeiture rate (post-vesting) (as a percent)	20.00%	20.00%	20.00%